Fair Value of financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value of financial assets and liabilities
Summary of fair values of financial assets and liabilities

	December 31, 2023
	Carrying
in k€	amount	Fair value	Level 1	Level 2	Level 3
Financial assets
Equity instruments	128,109	128,109	81,417	9,543	37,149
Other financial assets	3,179	3,179	—	—	3,179
Financial assets carried at FVTPL	131,288	131,288	81,417	9,543	40,328
Equity instruments	7,484	7,484	7,484	—	—
Short - term investments[1]	321,550	321,550	321,550	—	—
Financial assets carried at FVTOCI	329,034	329,034	329,034	—	—
Derivative financial instruments	6,137	6,137		6,137
Financial assets carried at fair value	466,459	466,459	410,451	15,680	40,328

Financial liabilities
Contingent consideration	(311)	(311)	—	—	(311)
Financial Liabilities carried at FVTPL	(311)	(311)	—	—	(311)
Derivative financial instruments	(193)	(193)	(193)	—	—
Financial liabilities carried at fair value	(504)	(504)	(193)	—	(311)
Trade account payables	(134,319)	(134,319)	—	—	—
Loans and borrowings	(437,058)	(380,204)
Other liabilities	(190,527)	(190,527)	—	—	—
Carried at (amortized) costs	(761,904)	(705,050)	—	—	—
Total financial liabilities	(762,408)	(705,554)	(193)	—	(311)

¹ Short-term investments include investments which are measured at FVTOCI in the amount of € 83,203k as well as money market funds that are included in cash and cash equivalents on the balance sheet in the amount of € 238,346k and are measured at FVTOCI.

	December 31, 2022
	Carrying
in k€	amount	Fair value	Level 1	Level 2	Level 3
Financial Asset
Equity instruments	122,477	122,477	70,133	—	52,344
Other financial assets	1,531	1,531	—	—	1,531
Financial assets carried at FVTPL	124,008	124,008	70,133	—	53,875
Equity instruments	8,565	8,565	8,565	—	—
Short-term investments¹	288,874	288,874	288,874	—	—
Financial assets carried at FVTOCI	297,439	297,439	297,439	—	—
Derivative financial instruments	8,215	8,215	—	8,215
Total financial assets carried at fair value	429,662	429,662	367,572	8,215	53,875

Financial liabilities
Contingent consideration	(306)	(306)	—	—	(306)
Financial Liabilities carried at FVTPL	(306)	(306)	—	—	(306)
Derivative financial instruments	(7,358)	(7,358)	—	(7,358)	—
Financial liabilities carried at fair value	(7,358)	(7,358)	—	(7,358)	—
Trade account payables	(97,278)	(97,278)	—	—	—
Loans and borrowings	(329,851)	(308,130)	—	—	—
Other liabilities	(177,800)	(177,800)	—	—	—
Carried at (amortized) costs	(933,986)	(912,265)	—	—	—
Total financial liabilities	(941,650)	(919,929)	—	(7,358)	(306)

[1] Short-term investments include investments which are measured at FVTOCI in the amount of € 105,334k as well as money market funds that are included in cash and cash equivalents on the balance sheet in the amount of € 183,540k and are measured at FVTOCI.

Summary of movement of financial assets and liabilities accounted for at fair values at level 3

		Equity Instruments
		and other
		financial assets	Contingent
in k€	Note	Instruments	consideration
Balance as of Jan 1, 2023		53,875	(306)
Additions	10	14,028	—
Disposal	10	(3,523)	—
Transfer from Level 3 to Level 2		(10,909)	—
Fair Value Change		(13,144)	(5)
Balance on December 31, 2023		40,328	(311)

		Equity Instruments
		and other
		financial assets	Contingent
in k€	Note	Instruments[1]	consideration
Balance as of Jan 1, 2022		25,458	(1,103)
Additions	10	25,846	(14)
Disposal	10	—	—
Transfer from Level 3 to Level 2		—	—
Fair Value Change		2,571	811
Balance on December 31, 2022		53,875	(306)

[1] Previous year figures were adjusted to include convertible loans.

Summary of sensitivity analysis of fair value measurement to changes in unobservable inputs

For the fair value of the level 3 hierarchy, possible alternative assumptions of significant unobservable inputs would have ceteris paribus the following effects as of December 31, 2023 and 2022:

	2023		2022
	Net result		Net result
	Increase	Decrease	Increase	Decrease
	k€	k€	k€	k€
Contingent consideration
Discount rate (change of 1.5%-points)	(3)	3	(7)	7